PROPERTY AND EQUIPMENT, NET (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 5,304	¥ 5,507	¥ 4,721